Convertible Senior Notes - Additional Information (Details) - 0.125% Convertible Senior Notes Due 2025	1 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2022 USD ($) d	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Estimated fair value | $		$ 782,580,000	$ 1,165,410,000
Convertible Debt
Debt Instrument [Line Items]
Aggregate principal amount | $	$ 920,000,000
Stated interest rate	0.125%	0.125%
Proceeds from convertible senior notes, net of underwriting fees and offering costs | $	$ 907,950,000
Conversion ratio	0.0006944
Conversion price (in dollars per share) | $ / shares	$ 144.01
Issuance costs attributable to the liability component | $		$ 12,050,000
Effective interest rate		0.38%
Convertible Debt | Stock Price Trigger Measurement
Debt Instrument [Line Items]
Threshold number of trading days (day)		20
Threshold number of consecutive trading days (day)		30
Threshold percentage of stock price trigger		130.00%
Convertible Debt | Notes Price Trigger Measurement
Debt Instrument [Line Items]
Threshold number of trading days (day)		10
Threshold number of consecutive trading days (day)		10
Threshold percentage of stock price trigger		98.00%
Convertible Debt | Redemption, Option One
Debt Instrument [Line Items]
Threshold number of trading days (day)		20
Threshold number of consecutive trading days (day)		30
Threshold percentage of stock price trigger		130.00%
Redemption price, percentage		100.00%
Convertible Debt | Redemption, Option Two
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Redemption, threshold amount of principal outstanding | $		$ 80,000,000
Convertible Debt | Redemption, Option Three
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Convertible Debt | Redemption, Option Four
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Convertible Debt | Redemption, Option Five
Debt Instrument [Line Items]
Redemption price, percentage		100.00%
Redemption, ownership interest required to declare default		0.25